OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Fair value of derivative contracts (Note 25)	$ 235	$ 190
Cash provided as collateral	142	52
Contract assets (Note 5)	132	153
Regulatory assets (Note 11)	131	43
Prepaid expenses	126	60
Other	114	129
Other current assets, total	$ 880	$ 627